Consolidated Statements of Cash Flows (Audited) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Aug. 31, 2020	Aug. 31, 2019
Cash flows from operating activities
Net (Loss) Profit	$ (654,767)	$ (5,142,195)	$ (7,467,464)	$ 1,132,970
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	57,505	51,578	215,155	188,928
Royalties receivables valuation	0	4,363,000	4,363,000	(4,363,000)
Stock issued for services	33,000		72,120	247,307
Stock issued for services		(30,000)
Profit held for trading investments	0	(58,730)	(105,876)	(142,226)
Changes in operating assets and liabilities
Accounts Receivable and prepaid expenses	(16,275)	53,076	132,197	(57,252)
Accounts payable and accrued liabilities	(12,100)	1,583	15,913	(100,509)
Net cash used in operating activities	(592,637)	(761,687)	(2,774,955)	(3,093,782)
Cash flows from investing activities
Available for sale investments			0	(1,920,000)
Held for trading Investments	0	824,849	3,362,332	(3,114,233)
Acquisition of equipment	(943)	(9,800)	(75,748)	(216,882)
Net cash used in investing activities	(943)	815,049	3,286,584	(5,251,115)
Cash flows from financing activities
Proceeds from sale of common stock			0	7,294,259
Costs of raising capital			0	(76,989)
Net cash provided by financing activities	0	0	0	7,217,270
Net increase (decrease) in cash	(593,580)	53,362	511,629	(1,127,626)
Cash and cash equivalents at beginning of year	777,611	265,982	265,982	1,393,608
Cash and cash equivalents at end of year	$ 184,031	$ 319,344	777,611	265,982
Significant non-cash transactions
Issuance of Shares			$ 0	$ 939,933